Leases (Tables)	12 Months Ended
Mar. 31, 2011
Leases
Schedule of Future Minimum Lease Payments Under Non-cancelable Capital Leases and Operating Leases

	Yen (millions)
Year ending March 31	Capital leases	Operating leases
2012	34,697	83,129
2013	23,129	64,878
2014	13,506	46,325
2015	11,073	20,946
2016	9,548	6,203
Thereafter	25,921	15,053

Total minimum lease payments	117,874	236,534

Less amount representing interest	7,697

Present value of net minimum lease payments	110,177
Less current portion	33,861

Long-term capital lease obligations	76,316